UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     09/30/2010
                                                   ----------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wyser-Pratte Management Co., Inc.
      ---------------------------------

Address:  410 Park Avenue
          ------------------
          Suite 510
          ------------------
          New York, NY 10022
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Form 13F File Number: 28-4502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Guy Wyser-Pratte
         ----------------
Title:   President
         ----------------
Phone:   (646) 735-5075
         ----------------

Signature, Place, and Date of Signing:

/s/Guy Wyser-Pratte
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[Signature]

New York, NY
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[City, State]

November 10, 2010
-------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     4
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Form 13F Information Table Value Total:

     5,444  (thousands)
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

                           FORM 13F INFORMATION TABLE


                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE   SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----   ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------

BROCADE
COMMUNICATIONS
SYS INC               COM NEW       111621 30 6     111          21,600    SH            SOLE                    21,600

COGENT INC            COM           19239Y 10 8     513          48,300                                          48,300

HYPERCOM CORP         COM           44913M 10 5   1,724         265,300    SH            SOLE                   265,300

POTASH CORP
SASK INC              COM           73755L 10 7   3,096          21,500    SH            SOLE                    21,500
